COMMITMENTS AND CONTINGENT LIABILITIES - LOANS, UNUSED LINES OF CREDIT AND LETTERS OF CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments to make loans | Maximum
Commitments and contingent liabilities
Commitment term to extend credit	120 days
Commitments to make loans | Fixed Rate
Commitments and contingent liabilities
Credit commitments contractual amount	$ 2,920	$ 1,827
Commitments to make loans | Fixed Rate | Maximum
Commitments and contingent liabilities
Commitment term to extend credit	30 years
Fixed rate loan commitments interest rates	4.50%
Commitments to make loans | Fixed Rate | Minimum
Commitments and contingent liabilities
Commitment term to extend credit	12 years
Fixed rate loan commitments interest rates	2.50%
Commitments to make loans | Variable Rate
Commitments and contingent liabilities
Credit commitments contractual amount		221
Unused lines of credit and letters of credit | Fixed Rate
Commitments and contingent liabilities
Credit commitments contractual amount	$ 165	181
Unused lines of credit and letters of credit | Variable Rate
Commitments and contingent liabilities
Credit commitments contractual amount	$ 7,520	$ 8,633